Restructuring costs and similar items - Summary of Restructuring Costs and Similar Items (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Employee-related expenses	€ 489	€ 507	€ 193
Charges, gains or losses on assets	293	261	110
Costs related to transformation programs	676	547	463
Other	32	21	54
Total	€ 1,490	€ 1,336	€ 820